Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Securities Component Branch SecurityLoan	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Number of full service branches	24
Loan review target	100.00%
Existing loan review, Aggregate	$ 1,000,000
New loan review, Aggregate	500,000
Number of loans renewed	4
Securities classified as trading securities	0
Federal Home Loan Bank Stock minimum required investment	2,600,000
Impairment loss recognized related to Goodwill	0	0
Federal fund maturity period	1 day
Number of components of income tax expense	2
Deferred income tax benefit realizable	50.00%
Tax benefit	50.00%
Advertising costs Incurred	1,884,000	2,104,000	1,230,000
Other Comprehensive Income Reclassified From AOCI For Sale of Securities Net of Tax	336,000	48,000	160,000
Residential 1-4 Family [Member]
Significant Accounting Policies [Line Items]
Percentage of Investment	26.00%	28.00%
Construction Mortgage Loans [Member]
Significant Accounting Policies [Line Items]
Percentage of Investment	18.00%	16.00%
Mortgage and Commercial Loans [Member]
Significant Accounting Policies [Line Items]
Accruing loans past due period	90 days
Credit Card Loans and Other Personal Loans [Member]
Significant Accounting Policies [Line Items]
Accruing loans past due period	180 days
Commercial Real Estate [Member]
Significant Accounting Policies [Line Items]
Percentage of Investment	42.00%	44.00%
Residential Property Real Estate Loan [Member]
Significant Accounting Policies [Line Items]
Mortgage Loans on Real Estate, Foreclosures	279,000
Total amount of foreclosed residential real property	$ 456,000